LONG-TERM LOANS AND CREDIT LINES	12 Months Ended
Dec. 31, 2022
Long-Term Debt, by Current and Noncurrent [Abstract]
LONG-TERM LOANS AND CREDIT LINES
NOTE 10 -	LONG-TERM LOANS AND CREDIT LINES

In March 2022, TAT received a loan from a commercial bank in the amount of $3.7 million. The loan bears annual interest rate of 6.65% (Prime Rate +0.9%) and paid in equal monthly installment as of April 2022 through March 2029. This new loan is in addition to four previous loans received during 2020 and 2021 in an aggregate amount of $6.3 million and are guaranteed by the Israeli government. The loans bear annual interest of 7.25% (Prime Rate +1.5%) which are paid in equal monthly installments as of April 2021 through February 2033. An amount of $1,131 was classified to short-term loan as of December 31, 2022

During 2022, TAT received loans from a commercial bank in the US in an aggregate amount of $7.9 million. These loans are secured with a first-degree lien on the US subsidiaries equipment. The loans bear annual interest of 3.75% and 4.2% which are paid in equal monthly installments until 2029 and 2031. An amount of $744 was classified to short-term loan as of December 31, 2022.

In March 2022 TAT received a short-term credit line of $5 million from a commercial bank in the US, this credit line bears an annual fixed interest rate of 2.9% and maturity date at March 2024. As of December 31, 2022 the Company have credit lines from commercial banks in the US in aggregate amount of $11 million.

The first credit line in a total amount of $6 million bear an annual interest rate of (Wall Street Prime Rate) 7.75% and can be renewed by the end of the year for additional 12-month period. The carrying amounts of the short-term credit line is approximately fair value because of its short maturity. The credit line has financial covenants such as a) tangible net worth to total assets greater than 65%, b) net debt to EBITDA less than 4.5, and c) minimum debt service coverage ratio greater than 1.25.

The Company satisfied such covenants as of December 31, 2022 and 2021.

The second credit line in a total amount of $5 million bears an annual interest rate of 2.9% for a total period of 30 months. The credit line classified as of December 31,2022 as a long-term liability with maturity date as of March 2024. The credit line has financial covenants such as a) debt service coverage ratio greater than 1.15, b) debt to equity equal or less than 1. The Company satisfied such covenants as of December 31, 2022 and 2021.

Israel	Line of Credit	Gov guaranteed loans	Commercial loans
Total balance amount		$4,936	$3,100
Rate(*)		7.25%	6.65%
Duration		5-10	7

USA
Total balance amount	$6,101		$12,651
Rate	2.9%-7.75%		3.75%-4.2%
Duration (Years)	Renewal		7-10

Maturities on long term loans are as follows:

Year	Amount
2023	1,949
2024	7,100
2025	2,042
2026	2,048
2027 and after	8,143
$21,284